CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares Subject to Possible Redemption
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0
Ordinary shares subject to possible redemption, shares authorized (in Shares)	450,000,000	450,000,000
Ordinary shares subject to possible redemption (in Shares)	5,750,000	5,750,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	450,000,000	450,000,000
Ordinary shares, shares issued (in Shares)	197,250	197,250
Ordinary shares, shares outstanding (in Shares)	197,250	197,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	1,437,500	1,437,500
Ordinary shares, shares outstanding (in Shares)	1,437,500	1,437,500